CONCENTRATION AND CREDIT RISK	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION AND CREDIT RISK

20. CONCENTRATION AND CREDIT RISK

(a) Customer Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the years ended December 31, 2025, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2025	2024		2023
Percentage of the Company’s sales of finished goods
Customer A	64.51%	*	%	*	%
Customer B	13.96%	*	%	*	%
Customer C	11.08%	*	%	*	%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of December 31, 2025, and 2024 as follows:

	As of December 31,
	2025	2024
Percentage of the Company’s accounts receivables
Customer A	100%	*	%

(b) Supplier Concentration

The Company relies on third parties for the supply of finished goods. In instances where these parties fail to perform their obligations, the Company may find alternative suppliers in the open market.

The Company had the following suppliers that individually comprised 10% or more of net purchase for the years ended December 31, 2025, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2025	2024		2023
Percentage of the Company’s net purchase of finished good
Supplier A	64%	*	%	*	%
Supplier B	12%	*	%	*	%
Supplier C	11%	*	%	*	%
Supplier D	-* %	*	%	*	%
Supplier E	-* %	-*	%	-*	%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of December 31, 2025, and 2024 as follows:

	As of December 31,
	2025	2024
Percentage of the Company’s account payable
Supplier A	100%	-%

*	represent percentage less than 10%

(c) Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, cash and cash equivalents of $ 443,591 were deposited in financial institutions in the PRC, and each bank account is insured by the PRC government with the maximum limit of RMB500,000 (equivalent $69,800). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.